Intangible Assets - Additional Information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Accounting estimates, useful lives or amortisation rates intangible assets other than goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Additional amortization due to revision of useful life of certain intangible assets		₨ 2,003.5
Capital work-in-progress [Member]
Disclosure of detailed information about intangible assets [line items]
Write down of assets	₨ 20,601.5	9,176.6
Capital work-in-progress [Member]
Disclosure of detailed information about intangible assets [line items]
Additions to capital work in progress	164,960.7
Amount classified as held for sale	1,901.0
Impact of foreign currency translation adjustment gain	24,267.4
Off set against assets [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalized product development expenditure	8,717.5	7,626.7	₨ 6,509.0
Other income/(loss) (net) [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalized product development expenditure	₨ 3,845.9	₨ 3,331.1	₨ 3,747.6
Indefinite life trademarks and brands [Member]
Disclosure of detailed information about intangible assets [line items]
Estimated cash flows, pre-tax discount rate	8.70%
Estimated cash flows, growth rate	2.00%